Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	486,947,711	48,677,462	486,774,622
Ordinary shares Fully paid	$ 338,155,349	$ 338,108,198	$ 338,108,198